Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Estimated Fair Values	The carrying values and estimated fair values were as follows:

Puget Energy		March 31, 2026		December 31, 2025
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Long-term debt (fixed-rate), net of discount 1	2	$9,419,345	$9,101,774	$8,525,032	$8,199,785

Puget Sound Energy
(Dollars in Thousands)
Liabilities:
Long-term debt (fixed-rate), net of discount 2	2	$6,458,377	$6,005,816	$6,457,684	$6,054,647

1	The carrying value includes debt issuances costs of $22.7 million and $23.2 million for March 31, 2026 and December 31, 2025, respectively, which are not included in fair value.
2	The carrying value includes debt issuances costs of $21.8 million and $22.2 million for March 31, 2026 and December 31, 2025, respectively, which are not included in fair value.

The carrying values and estimated fair values were as follows:
Puget Energy

		December 31, 2025		December 31, 2024
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Long-term debt (fixed-rate), net of discount 1	2	$8,525,032	$8,199,785	$7,423,919	$6,966,211
Puget Sound Energy

		December 31, 2025		December 31, 2024
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Long-term debt (fixed-rate), net of discount 2	2	$6,457,684	$6,054,647	$5,961,025	$5,492,999

1.	The carrying value includes debt issuances costs of $23.2 million and $21.3 million for December 31, 2025, and 2024, respectively, which are not included in fair value.
2.	The carrying value includes debt issuances costs of $22.2 million and $22.1 million for December 31, 2025, and 2024, respectively, which are not included in fair value.

Summary of Company Financial Assets and Liabilities
The following table presents the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis:

Puget Energy and Puget Sound Energy	Fair Value At March 31, 2026			Fair Value At December 31, 2025
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$42,571	$4,162	$46,733	$38,930	$3,044	$41,974
Natural gas derivative instruments	3,032	3,544	6,576	2,262	4,473	6,735

Total assets	$45,603	$7,706	$53,309	$41,192	$7,517	$48,709

Liabilities:
Electric derivative instruments	$275,371	$231,461	$506,832	$281,007	$212,327	$493,334
Natural gas derivative instruments	73,574	1,097	74,671	78,945	1,142	80,087
Compliance obligations	140,105	—	140,105	96,490	—	96,490

Total liabilities	$489,050	$232,558	$721,608	$456,442	$213,469	$669,911

The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:
Puget Energy and
Puget Sound Energy

	Fair Value			Fair Value
	December 31, 2025			December 31, 2024
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$38,930	$3,044	$41,974	$25,236	$10,105	$35,341
Gas derivative instruments	2,262	4,473	6,735	1,729	1,766	3,495

Total derivative assets	$41,192	$7,517	$48,709	$26,965	$11,871	$38,836

Liabilities:
Electric derivative instruments	$281,007	$212,327	$493,334	$134,292	$185,214	$319,506
Gas derivative instruments	78,945	1,142	80,087	70,050	375	70,425
Compliance obligation	96,490	—	96,490	73,049	—	73,049

Total derivative liabilities	$456,442	$213,469	$669,911	$277,391	$185,589	$462,980

Summary of Company Reconciliation
The following tables present the Company’s reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy and Puget Sound Energy	Three Months Ended March 31,
(Dollars in Thousands)	2026			2025
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(209,283)	$3,330	$(205,953)	$(175,110)	$1,391	$(173,719)
Changes during period:
Realized and unrealized energy derivatives:
Included in regulatory assets / liabilities	(53,704)	615	(53,089)	(58,485)	617	(57,868)
Settlements	35,688	(1,498)	34,190	29,877	(423)	29,454
Transferred into Level 3	—	—	—	—	—	—
Transferred out of Level 3	—	—	—	—	—	—

Balance at end of period	$(227,299)	$2,447	$(224,852)	$(203,718)	$1,585	$(202,133)

Puget Energy and
Puget Sound Energy

	Year Ended December 31,
Level 3 Roll-Forward Net Asset (Liability)	2025			2024			2023
(Dollars in Thousands)	Electric	Natural Gas	Total	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(175,110)	$1,391	$(173,719)	$27,262	$3,851	$31,113	$116,078	$(127)	$115,951
Changes during period:
Realized and unrealized energy derivatives
Included in earnings 1	—	—	—	(27,262)	—	(27,262)	(56,656)	—	(56,656)
Included in regulatory assets / liabilities	(88,308)	4,517	(83,791)	(211,129)	1,284	(209,845)	—	4,906	4,906
Settlements 2	54,135	(2,578)	51,557	34,873	(4,418)	30,455	(32,377)	(1,098)	(33,475)
Transferred into Level 3	—	—	—	—	—	—	—	—	—
Transferred out Level 3	—	—	—	1,146	674	1,820	217	170	387

Balance at end of period	$(209,283)	$3,330	$(205,953)	$(175,110)	$1,391	$(173,719)	$27,262	$3,851	$31,113

1.
Income Statement classification: Unrealized gain (loss) on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(17.3) million for the year ended December 31, 2023.

2.	The Company had no purchases or sales of options during the reported periods.

Summary of Forward Price Ranges for the Company
The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of March 31, 2026:

Puget Energy and Puget Sound Energy	Fair Value				Range
(Dollars in Thousands)	Assets 1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$4,162	$231,461	Discounted cash flow	Power prices (per MWh)	$10.59	$113.26	$52.26
Natural gas	$3,544	$1,097	Discounted cash flow	Natural gas prices (per MMBtu)	$1.92	$4.61	$2.44

1	The valuation techniques and unobservable inputs are the same for asset and liability positions.
The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of December 31, 2025:

Puget Energy and Puget Sound Energy	Fair Value				Range
(Dollars in Thousands)	Assets 1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$3,044	$212,327	Discounted cash flow	Power prices (per MWh)	$18.40	$126.87	$57.64
Natural gas	$4,473	$1,142	Discounted cash flow	Natural gas prices (per MMBtu)	$1.53	$4.46	$2.30

1	The valuation techniques and unobservable inputs are the same for asset and liability positions.

Below are the forward price ranges for the Company’s commodity contracts, as of December 31, 2025:
Puget Energy and
Puget Sound Energy

	Fair Value				Range
(Dollars in Thousands)	Assets1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted
Electricity	$3,044	$212,327	Discounted cash flow	Power Prices (per MWh)	$18.40	$126.87	$57.64
Natural Gas	$4,473	$1,142	Discounted cash flow	Natural Gas Prices (per MMBtu)	$1.53	$4.46	$2.30

1	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.